Finance Costs (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Finance costs.
Interest expenses - third party loans	$ 84,578	$ 55,111
Unwinding of discount on decommissioning liability	2,261	1,233
Interest and finance charges paid/payable for lease liabilities	14,768	9,560
Net foreign exchange loss arising from financing - unrealized	26,707
Net foreign exchange loss arising from financing - realized	45,413	9,773
Net foreign exchange loss on derivative instruments-unrealized		1,260
Net foreign exchange loss on derivative instruments - realized		1,137
Fair value loss on embedded options and interest rate caps	1,711	109,000
Fees on loans and financial derivatives	3,443	5,138
Finance costs	$ 178,881	$ 192,212